UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07605

T. Rowe Price Mid-Cap Value Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments

Mid-Cap Value Fund	March 31, 2013

T. Rowe Price Mid-Cap Value Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/$ Par	Value
COMMON STOCKS 92.4%		
CONSUMER DISCRETIONARY 8.3%		
Auto Components 0.6%		
Visteon (1)	1,110,600	64,082
		64,082
Diversified Consumer Services 0.3%		
Strayer Education (2)	759,691	36,754
		36,754
Hotels, Restaurants & Leisure 0.6%		
International Game Technology	3,690,200	60,888
		60,888
Leisure Equipment & Products 1.8%		
Hasbro	860,900	37,828
Mattel	2,647,800	115,947
Sankyo-Gunma (JPY)	614,800	28,793
		182,568
Media 3.5%		
Cablevision, Class A	6,372,200	95,328
Charter Communications, Class A (1)	937,104	97,627
DreamWorks Animation, Class A (1)	3,566,200	67,615
Scholastic	613,500	16,350
Washington Post, Class B	200,243	89,509
		366,429
Specialty Retail 1.5%		
CarMax (1)	1,010,100	42,121
Gap	3,160,300	111,875
		153,996
Total Consumer Discretionary		864,717

CONSUMER STAPLES 10.2%		
Beverages 0.6%		
Beam	480,200	30,512
Brown-Forman, Class B	486,800	34,757
		65,269
Food & Staples Retailing 3.6%		
Kroger	6,858,500	227,291
Sysco	4,119,900	144,897
		372,188
Food Products 3.8%		
Archer-Daniels-Midland	2,887,400	97,392
Campbell Soup	272,000	12,338
Flowers Foods	3,244,339	106,869
Kellogg	1,299,400	83,720
McCormick	808,200	59,443
Tootsie Roll Industries	1,039,489	31,091
		390,853
Household Products 0.7%		
Clorox	827,600	73,267
		73,267
Personal Products 1.5%		
Avon	7,677,700	159,159
		159,159
Total Consumer Staples		1,060,736
ENERGY 8.9%		
Energy Equipment & Services 1.8%		
Exterran Holdings (1)(2)	6,777,300	182,987
		182,987

Oil, Gas & Consumable Fuels 7.1%		
CONSOL Energy	3,475,400	116,947
Hess	2,669,100	191,134
Murphy Oil	1,418,300	90,388
PBF Energy (2)	2,079,300	77,288
QEP Resources	1,896,600	60,388
Talisman Energy (CAD)	12,556,700	153,521
Valero Energy	1,138,900	51,809
		741,475
Total Energy		924,462
FINANCIALS 23.3%		
Capital Markets 6.4%		
E*TRADE Financial (1)	13,916,060	149,041
Federated Investors, Class B	489,200	11,579
Greenhill	443,100	23,653
Janus Capital Group	738,124	6,938
Lazard	4,246,600	144,937
Legg Mason	2,875,200	92,438
Northern Trust	4,414,940	240,879
		669,465
Commercial Banks 5.1%		
BankUnited	1,473,720	37,757
CIT Group (1)	4,068,200	176,885
Commerce Bancshares	808,144	32,997
First Horizon National	11,808,942	126,119
M&T Bank	272,100	28,070
SunTrust	1,986,200	57,222
WestAmerica Bank (2)	1,534,407	69,555
		528,605
Insurance 8.2%		
Axis Capital Holdings	599,500	24,951

CNA Financial	1,257,500	41,108
Fidelity National Financial	3,882,500	97,955
First American Financial	4,797,924	122,683
Kemper	2,308,361	75,276
Loews	1,904,600	83,936
Marsh & McLennan	3,813,800	144,810
OneBeacon Insurance Group, Class A (2)	1,668,931	22,564
Progressive	3,718,500	93,966
White Mountains Insurance Group	254,800	144,502
		851,751
Real Estate Investment Trusts (REITs) 2.1%		
Cousins Properties, REIT	2,538,447	27,136
General Growth Properties, REIT	1,218,400	24,222
Weingarten Realty Investors, REIT	1,616,100	50,988
Weyerhaeuser, REIT	3,860,600	121,145
		223,491
Real Estate Management & Development 0.9%		
Forest City Enterprises, Class A (1)	1,705,500	30,307
Howard Hughes (1)	203,956	17,093
St. Joe (1)	2,208,783	46,937
		94,337
Thrifts & Mortgage Finance 0.6%		
Capitol Federal Financial	5,097,829	61,531
		61,531
Total Financials		2,429,180
HEALTH CARE 7.1%		
Health Care Equipment & Supplies 0.6%		
Wright Medical Group (1)	1,542,500	36,727
Zimmer Holdings	263,200	19,798
		56,525

Health Care Providers & Services 2.9%		
HealthSouth (1)	4,171,257	109,996
Kindred Healthcare (1)(2)	2,724,200	28,686
Quest Diagnostics	794,000	44,822
Select Medical Holdings	4,110,900	36,998
Tenet Healthcare (1)	1,700,300	80,900
		301,402
Life Sciences Tools & Services 1.4%		
Life Technologies (1)	2,226,800	143,918
		143,918
Pharmaceuticals 2.2%		
Forest Laboratories (1)	2,385,500	90,744
Hospira (1)	4,361,600	143,191
		233,935
Total Health Care		735,780
INDUSTRIALS & BUSINESS SERVICES 8.4%		
Aerospace & Defense 2.1%		
Raytheon	1,010,800	59,425
Textron	5,528,400	164,801
		224,226
Airlines 2.3%		
Southwest Airlines	17,435,500	235,030
		235,030
Commercial Services & Supplies 0.9%		
Cintas	2,069,800	91,340
		91,340
Electrical Equipment 0.5%		
Babcock & Wilcox	1,817,596	51,638
		51,638

Machinery 1.1%		
Ingersoll-Rand	2,118,100	116,517
		116,517
Professional Services 1.5%		
ManpowerGroup	2,860,200	162,231
		162,231
Total Industrials & Business Services		880,982
INFORMATION TECHNOLOGY 6.7%		
Communications Equipment 0.8%		
ADTRAN	2,794,400	54,910
Tellabs	12,805,900	26,764
		81,674
Electronic Equipment, Instruments & Components 1.6%		
AVX	2,830,500	33,683
Molex, Class A	5,233,400	126,230
		159,913
IT Services 1.6%		
Automatic Data Processing	151,600	9,857
CoreLogic (1)	2,030,900	52,519
Lender Processing Services (2)	4,211,000	107,212
		169,588
Semiconductor & Semiconductor Equipment 2.6%		
Applied Materials	11,010,000	148,415
ASML Holding	446,582	30,372
Marvell Technology Group	4,297,800	45,471
ON Semiconductor (1)	5,985,400	49,559
		273,817

Software 0.1%		
Electronic Arts (1)	785,000	13,894
		13,894
Total Information Technology		698,886
MATERIALS 6.8%		
Chemicals 1.6%		
International Flavors & Fragrances	1,223,900	93,837
Scotts Miracle Gro	1,743,300	75,380
		169,217
Construction Materials 1.0%		
Vulcan Materials	2,054,509	106,218
		106,218
Containers & Packaging 2.1%		
MeadWestvaco	2,688,800	97,603
Packaging Corporation of America	2,692,000	120,790
		218,393
Metals & Mining 2.1%		
AngloGold, ADR	1,098,700	25,874
Franco-Nevada (CAD)	1,559,300	71,177
Newmont Mining	2,744,300	114,959
		212,010
Total Materials		705,838
TELECOMMUNICATION SERVICES 0.8%		
Wireless Telecommunication Services 0.8%		
Telephone & Data Systems	3,741,983	78,844
Total Telecommunication Services		78,844

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Mid-Cap Value Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Mid-Cap Value Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing primarily in mid-sized companies that appear to be undervalued.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In December 2011, the Financial Accounting Standards Board issued amended guidance requiring an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2013:

There were no material transfers between Levels 1 and 2 during the period.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2013, the cost of investments for federal income tax purposes was $8,404,274,000. Net unrealized gain aggregated $1,996,926,000 at period-end, of which $2,255,761,000 related to appreciated investments and $258,835,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Mid-Cap Value Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 20, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 20, 2013

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date May 20, 2013